Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	(1.90%)	(1.00%)	1.40%
Affordable housing credit	(1.90%)	(1.80%)	(1.30%)
Employee benefits including ESOP dividend	(1.10%)	(1.40%)	(1.20%)
Medicare Part D subsidy charge			6.90%
Equity in earnings from unconsolidated businesses	(1.40%)	(1.90%)	(1.60%)
Noncontrolling interest	(33.70%)	(23.00%)	(19.50%)
Other, net	(1.70%)	(3.20%)	(0.30%)
Effective income tax rate	(6.70%)	2.70%	19.40%